Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Series B Convertible Preferred Stock [Member]		Common Stock [Member] Series C Convertible Preferred Stock [Member]		Common Stock [Member] Series D Convertible Preferred Stock [Member]	Common Stock [Member] Crede [Member]		Common Stock [Member]		Preferred Stock [Member] Series D Convertible Preferred Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member] Series B Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Series D Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Crede [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Series D Convertible Preferred Stock [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member] Series D Convertible Preferred Stock [Member]	Noncontrolling Interest [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Crede [Member]	Total
Balance (in shares) at Dec. 31, 2014								10
Balance at Dec. 31, 2014																$ 318,315		$ (275,786)							$ 42,529
Net (loss)/ income																		(8,507)							(8,507)
Stock-based compensation (Note 12) (in shares)								1
Stock-based compensation (Note 12)																131									131
Balance (in shares) at Dec. 31, 2015								11
Balance at Dec. 31, 2015																318,446		(284,293)							34,153
Net (loss)/ income																		1,052							1,052
Stock-based compensation (Note 12) (in shares)								5
Stock-based compensation (Note 12)																239									239
Common shares issued in exchange of assumption of Delos Termination Fee (Note 5) (in shares)								8
Common shares issued in exchange of assumption of Delos Termination Fee (Note 5)																3,796									3,796
Issuance of common stock due to exercise of warrants (Note 11) (in shares)								12
Issuance of common stock due to exercise of warrants (Note 11)																6,281									6,281
Deemed dividend for Series B convertible preferred stock’s beneficial conversion feature (Note 19)												$ (1,403)									$ (1,403)
Beneficial conversion feature of Series B convertible preferred stock (Note 19)												1,403									1,403
Balance (in shares) at Dec. 31, 2016								31
Balance at Dec. 31, 2016																328,762		(283,241)							45,521
Net (loss)/ income																		(13,404)		$ 32					(13,372)
Stock-based compensation (Note 12)																(25)									(25)
Issuance of common stock due to exercise of warrants (Note 11) (in shares)								219,250
Issuance of common stock due to exercise of warrants (Note 11)								$ 2	[1]							1,538									1,540
Issuance of common stock pursuant to convertible related party loans (Note 9) (in shares)								4
Issuance of common stock pursuant to convertible related party loans (Note 9)																2,040									2,040
Issuance of common stock pursuant to the Stock Purchase Agreement (Note 11) (in shares)						7,148,889		632,775		100,000
Issuance of common stock pursuant to the Stock Purchase Agreement (Note 11)					[1]	$ 72	[1]	$ 6	[1]	$ 1					$ 28,561	38,383							$ 1	$ 28,633	38,389
Issuance of common stock pursuant to Series C convertible preferred shares conversions (Note 9 and 11) (in shares)	18,026		904,646
Issuance of common stock pursuant to Series C convertible preferred shares conversions (Note 9 and 11)	$ 2	[1]	$ 9	[1]								1,743	$ 8,204								1,743	$ 8,213
Series C convertible preferred stock's beneficial conversion feature (Note 9)													7,500									7,500
Acquisition of non-controlling interest on acquisition of Eco Seven Inc (Note 1)																				5,278					5,278
Reduction of non-controlling interest arising from Company’s purchase of additional ownership interest in Eco Seven In. (Note 1)																				(4,125)					(4,125)
Excess of consideration over acquired assets (Note 1)																(12,909)									(12,909)
Cancellation of fractional shares due to reverse stock splits (in shares)								(4)
Issuance of common stock pursuant to Series B convertible preferred stock conversions reflected in Mezzanine equity (Note 19)	$ 2	[1]	$ 9	[1]								$ 1,743	$ 8,204								$ 1,743	$ 8,213
Issuance of Series D preferred stock (Note 11)					[1]	$ 72	[1]	$ 6	[1]	$ 1					$ 28,561	38,383							$ 1	$ 28,633	38,389
Additional paid-in capital attributed to non-controlling interests																(1,153)									(1,153)
Balance (in shares) at Dec. 31, 2017								8,923,617			100,000
Balance at Dec. 31, 2017								$ 89	[1]		$ 1					$ 402,644		$ (296,645)		$ 1,185					$ 107,274

[1]	Adjusted to reflect the reverse stock splits effected in May, June, August and October (see Note 11)